Significant contingent liabilities and unrecognized contract commitments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Significant contingent liabilities and unrecognized contract commitments
37.
Significant contingent liabilities and unrecognized contract commitments
a)
A letter of guarantee was issued by the financial institutions to the Customs Administration of the Ministry of Finance for making payment of customs-duty deposits when importing. As of December 31, 2021 and 2022, the amounts guaranteed by the financial institutions were NT$137,700 thousand and NT$135,600 thousand, respectively.
b)
Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Property, plant and equipment, net	2,629,129	1,703,841